Goodwill and Other Intangible Assets (Acquired Intangible Assets and Weighted-Average Amortization Period) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 523,494
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 1,728
Weighted-average amortization period	6 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 17,114
Weighted-average amortization period	3 years
Internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 72,730
Weighted-average amortization period	4 years
Music catalogs
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 412,575	[1]
Weighted-average amortization period	43 years	[1]
Artist contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 13,847
Weighted-average amortization period	27 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 5,500
Weighted-average amortization period	9 years

[1]	Includes music catalogs relating to EMI Music Publishing acquisition. Refer to Note 25.